Stock Options and Warrants - Warrants Issued with Common Stock - Additional Information (Detail) - $ / shares	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock sold	33,334	67,500
Warrant term	16,667	33,750	127,508,118	45,650,654
Warrants exercisable price	$ 30.00	$ 30.00			$ 0.25
Warrant term		5 years
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock sold	5,000,000	10,125,000
Warrant term	2,500,000	5,062,500
Warrants exercisable price	$ 0.20	$ 0.20
Co-Chairman and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term	1,667
Warrant term	5 years
Co-Chairman and Chief Executive Officer [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term	250,000